Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions	As of December 31, 2023 and June 30, 2024, accounts receivable from a related party consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Shenzhen Oranda Global Logistics Limited	80% shares owned by Oranda’s 49% interest minor shareholder	Logistic services	-	86,628	12,155
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	40% owned by Bin Li	International trading	-	173,382	24,328
			-	260,010	36,483

As of December 31, 2023 and June 30, 2024, other receivable from related parties consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited (“Winpass”)	100% controlled by Xiaohua Jia	Net collection on behalf of the Group	125,049	385,563	54,100
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by Bao BingBing, management of JYD NJWL	Rent deposit	39,809	-	-
			164,858	385,563	54,100
As of December 31, 2023 and June 30, 2024, accounts payable to related parties consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Logistic services	418,266	540,015	75,772
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Logistic services	6,248,192	17,109,198	2,400,685
HYTX Logistics LLC	100% shares owned by HYTX’s 49% interest minor shareholder	Logistic services	-	282,463	39,634
Shenzhen Oranda Global Logistics Limited	80% shares owned by Oranda’s 49% interest minor shareholder	Logistic services	-	50,880	7,139
Shenzhen Huanshi Chuangyuan Technology Limited	70% shares owned by Oranda’s 49% interest minor shareholder	Logistic services	-	226,615	31,798
Tianjin Oranda Global Logistics Limited	20% shares owned by Oranda’s 49% interest minor shareholder	Logistic services	-	32,066	4,499
			6,666,458	18,241,237	2,559,527

As of December 31, 2023 and June 30, 2024, loan payable to a related party consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	40% owned by Bin Li	Loan	3,000,000	2,000,000	280,631
			3,000,000	2,000,000	280,631
As of December 31, 2023 and June 30, 2024, other payable to related parties consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Net payments on behalf of the Group (a)	686,609	696,712	97,759
Bin Li	Management of JYD SXGYL	Interest Payable (b)	30,000	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	40% owned by Bin Li	Interest Payable (b)	24,643	41,836	5,870
Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”)	90% owned by BingBing Bao, management of JYD NJWL	Rent payable (c)	7,775,393	-	-
			8,516,645	738,548	103,630
(a)	For the six months ended June 30, 2023 and 2024, Cargo Link paid on behalf of Jayud in a total amount of RMB 25,978 and RMB 5,255 (US$ 737), respectively.
(b)	On November 15, 2023, the Group borrowed short-term loans from Li Bin and Renrui each of RMB 3,000,000 (US$ 420,946), with loan term of 20 days and 55 days, respectively. Interest was RMB 30,000 for each loan. The principal of RMB 3,000,000 (USD 423,567) from Li Bin was fully repaid in December 2023, and the interest was repaid in January 2024. The balance of RMB 41,836 (US$ 5,870) with Renrui represents the interest payable on the new loan of RMB 3,000,000 (US$ 420,946) borrowed in April 2024.
(c)	In May 2023, the Group signed a 7-month lease agreement with Zhongshun for its offices and warehouses. As of December 31, 2023, rent payable of RMB 7,775,393 (US$ 1,097,801) was outstanding. During the six months ended June 30, 2024, Bao BingBing resigned as management of JYD NJWL. Therefore, Shenzhen Zhongshun Jiean Estate Management Co., Ltd was not related party of the Group as of June 30, 2024.

As of December 31, 2023 and June 30, 2024, other payable to shareholders consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Xiaogang Geng	Shareholder and CEO	Interest of shareholder loan	16,465	-	-
Qing Wang	Shareholder	Business Reimbursement Payable	20,564	18,013	2,527
			37,029	18,013	2,527
As of December 31, 2023 and June 30, 2024, loans payable to shareholders consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Huang Jianhong	Shareholder and COO	Loan	-	4,337,897	608,674
Jia Xiaohua	Shareholder	Loan	-	3,667,090	514,549
Peng ZhongLiang	Shareholder	Loan	-	1,002,630	140,684
Wang Qing	Shareholder	Loan	-	305,918	42,925
Yi Yu	Shareholder	Loan	-	6,145,241	862,272
Xiaogang Geng	Shareholder and CEO	Loan	823,265	876,792	123,027
			823,265	16,335,567	2,292,132
As of December 31, 2023 and June 30, 2024, other payable to shareholders consisted of the following:
Name	Relationship	Nature	As of December 31, 2023	As of June 30, 2024
			RMB	RMB	US$
Xiaogang Geng	Shareholder and CEO	Dividend	6,225,000	6,225,000	873,464
Xiaohua Jia	Shareholder	Dividend	712,500	712,500	99,975
			6,937,500	6,937,500	973,438

For the six months ended June 30, 2023 and 2024, the Group had the following material shareholder transaction:
		For the six months ended June 30,
Shareholder	Nature	2023	2024
		RMB	RMB	US$
Xiaogang Geng	Interest expenses of a loan	-	48,401	6,791
Xiaohua Jia	Interest expenses of a loan	-	44,121	6,191
Jianhong Huang	Interest expenses of a loan	-	137,897	19,349
ZhongLiang Peng	Interest expenses of a loan	-	2,630	369
Qing Wang	Interest expenses of a loan	-	5,918	830
Yu Yi	Interest expenses of a loan	-	107,440	15,076
For the six months ended June 30, 2023 and 2024, the Group had the following material related party transactions:
		For the six months ended June 30,
Related Parties	Nature	2023	2024
		RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	227,198	241,479	33,883
Cargo Link Logistics HK Company Limited	Purchase of logistic services	34,006,130	31,986,207	4,488,158
HYTX Logistics LLC	Purchase of logistic services	-	319,460	44,825
Shandong Oranda Logistics Co., Ltd	Purchase of logistic services	-	21,946	3,079
Shenzhen Oranda Global Logistics Limited	Purchase of logistic services	-	264,989	37,182
Shenzhen Huanshi Chuangyuan Technology Limited	Purchase of logistic services	-	264,195	37,071
Tianjin Oranda Global Logistics Limited	Purchase of logistic services	-	31,813	4,464
Shandong Oranda Logistics Co., Ltd	Provided logistic services	-	58,070	8,148
Shenzhen Oranda Global Logistics Limited	Provided logistic services	-	265,190	37,210
Shenzhen Huanshi Chuangyuan Technology Limited	Provided logistic services	-	286,352	40,180
Shenzhen Feijia Supply Chain Management Co., Ltd	Provided logistic services	211,684	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Purchase of equipment	122,500	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Sales of goods	-	641,316	89,987